SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - USD ($)			12 Months Ended
	Mar. 19, 2025	Mar. 07, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Debt conversion, value			$ 406,066
Borrowing amount			$ 2,692,654		$ 2,648,199
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Annual interest rate			3.50%		3.50%
Debt transferred		$ 50,000
Debt claim		900,000
Debt conversion	$ 473,100
Debt conversion, value		$ 350,000
Debt conversion, shares		3,500,000
Ming Chia Huang [Member] | Utah Limited [Member]
Related Party Transaction [Line Items]
Debt conversion, shares		116,667
Ming Chia Huang [Member] | 6 Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate					3.50%
Debt face amount					$ 616,041
Ming Chia Huang [Member] | One Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate			10.00%
Debt face amount			$ 41,100
Ya Hui Wu [Member]
Related Party Transaction [Line Items]
Debt conversion		$ 900,000
Debt conversion, value		$ 550,000
Debt conversion, shares		5,500,000
Ya Hui Wu [Member] | Utah Limited [Member]
Related Party Transaction [Line Items]
Debt conversion, shares		183,333
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Debt total			$ 483,000		16,426
Debt unpaid					$ 12,357
Huang Lu [Member]
Related Party Transaction [Line Items]
Debt total				$ 100,000
Borrowing amount				$ 52,060